Transfer of Financial Assets - Additional Information (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2015 JPY (¥)	Mar. 31, 2014 JPY (¥)	Mar. 31, 2013 JPY (¥)	Mar. 31, 2015 USD ($)	Aug. 31, 2014 USD ($)
Pictures
Sale of Receivables [Line Items]
Deferred proceeds	¥ 30,893,000,000	¥ 22,188,000,000
Recognized gain within other income from sales of accounts receivable		1,394,000,000
Trade accounts receivable sold	4,237,000,000	53,720,000,000
JAPAN
Sale of Receivables [Line Items]
Trade accounts receivable sold	35,607,000,000	75,808,000,000	¥ 105,888,000,000
U.S. Subsidiary
Sale of Receivables [Line Items]
Deferred proceeds		6,405,000,000
Trade accounts receivable sold	50,400,000,000	247,863,000,000	355,872,000,000
Subsidiaries
Sale of Receivables [Line Items]
Trade accounts receivable sold	0	1,950,000,000	89,700,000,000
European, North American and Latin American Subsidiaries
Sale of Receivables [Line Items]
Trade accounts receivable sold	542,946,000,000	¥ 384,606,000,000	¥ 66,020,000,000
Maximum | Pictures
Sale of Receivables [Line Items]
Aggregate trade accounts receivables eligible for sale, maximum | $				$ 596
Maximum | JAPAN
Sale of Receivables [Line Items]
Aggregate trade accounts receivables eligible for sale, maximum	¥ 107,990,000,000
Trade accounts receivable, maximum original due date	360 days
Maximum | U.S. Subsidiary
Sale of Receivables [Line Items]
Aggregate trade accounts receivables eligible for sale, maximum | $					$ 150
Maximum | Subsidiaries
Sale of Receivables [Line Items]
Aggregate trade accounts receivables eligible for sale, maximum	¥ 24,000,000,000
Trade accounts receivable, maximum original due date	180 days
Maximum | European, North American and Latin American Subsidiaries
Sale of Receivables [Line Items]
Aggregate trade accounts receivables eligible for sale, maximum	¥ 222,000,000,000
Trade accounts receivable, maximum original due date	360 days